Financial instruments - Maturity of derivative liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 105,120	$ 83,472
Within one year
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	7,114	0
1-3 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	17,057	8,481
3-5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	28,864	18,962
More than 5 years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial liabilities	$ 52,085	$ 56,029